CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 412,773	$ 347,987
Restricted cash	614,936	858,825
Receivables, less allowance for credit losses of $96,953 as of June 30, 2015, and $95,542 and $101,953 as of December 31, 2014 and 2013, respectively	12,276,196	12,789,027
Affiliated accounts and notes receivable	49,702	58,731
Equipment on operating leases, net	1,658,124	1,458,325
Equipment held for sale	173,876	129,700
Goodwill	110,968	112,851
Other intangible assets, net	7,801	8,355
Other assets	73,960	145,764
TOTAL	15,378,336	15,909,565
Liabilities:
Short-term debt (including current maturities of long-term debt)	4,579,772	4,632,208
Accounts payable and other accrued liabilities	705,835	645,941
Affiliated debt		862,445
Long-term debt	8,525,750	8,193,039
Total liabilities	$ 13,811,357	$ 14,333,633
Commitments and contingent liabilities (Note 10)
Stockholder's equity:
Member's capital
Paid-in capital	$ 843,625	$ 843,250
Accumulated other comprehensive income (loss)	(94,918)	(49,928)
Retained earnings	818,272	746,758
Total CNH Industrial Capital LLC stockholder's equity	1,566,979	1,540,080
Noncontrolling interest		35,852
Total stockholder's equity	1,566,979	1,575,932
TOTAL	$ 15,378,336	$ 15,909,565